Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Money Market Account	$2,000,466	$2,000,466	$—	$—
Mutual Funds held in Trust Account	$51,564,084	$51,564,084	$—	$—
Liabilities
Private Warrant Liability	$1,415,020	$—	$—	$1,415,020
Subscription Warrant Liability	$5,687,820	$—	$—	$5,687,820

December 31, 2021
Assets
Money Market Account	$350,455	$350,455	$—	$—
Mutual Funds held in Trust Account	$203,282,989	$203,282,989	$—	$—
Liabilities
Private Warrant Liability	$4,188,221	$—	$—	$4,188,221

The Private Warrants and Subscription Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the condensed consolidated balance sheets. The warrant liabilities were measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statements of operations.

The Company established the initial fair value of the Private Warrants on December 28, 2020, the date of the Company’s Initial Public Offering, and revalued on March 31, 2022 and on December 31, 2021, using a Monte Carlo simulation model. The Warrants were classified as Level 3 at the initial measurement date, on March 31, 2022 and on December 31, 2021 due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation as of March 31, 2022 and December 31, 2021 were as follows:

Inputs	As of March 31, 2022	As of December 31, 2021
Risk-free interest rate	2.42%	1.30%
Expected term remaining (years)	5.33	5.50
Expected volatility	2.0%	7.6%
Stock price	$10.100	$10.020

The Company established the initial fair value of the Subscription Warrants on March 21, 2022 and March 23, 2022, the dates of issuance, and revalued on March 31, 2022, using a Monte Carlo simulation model. The Warrants were classified as Level 3 at the initial measurement dates, and on March 31, 2022 due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation as of March 31, 2022 and the issuance dates were as follows:

Inputs	As of March 31, 2022	As of March 23, 2022 (Initial Measurement)	As of March 21, 2022 (Initial Measurement)
Risk-free interest rate	2.43%	2.33%	2.33%
Expected term remaining (years)	4.42	4.44	4.44
Expected volatility	2.0%	2.5%	2.4%
Stock price	$10.100	$10.080	$10.080

The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of August 7, 2020	$—
Fair value Private Placement Warrants at issuance on December 28, 2020	9,631,197
Change in fair value	1,132,164
Fair Value as of December 31, 2020	10,763,361
Change in fair value	(6,575,140)
Fair value as of December 31, 2021	4,188,221
Fair value of Subscription warrants at issuance on March 21, 2022	5,370,185
Fair value of Subscription warrants at issuance on March 23, 2022	337,991
Change in fair value	(2,793,557)
Fair value as of March 31, 2022	$7,102,840

The Company recognized gains in connection with changes in the fair value of the warrants of $2,793,557 and 3,897,673 for the three months ended March 31, 2022 and for the three months ended March 31, 2021 within change in fair value of warrant liabilities in the condensed consolidated statements of operations, respectively.

NOTE 11. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Money Market Account	$350,455	$350,455	$—	$—
Mutual Funds held in Trust Account	$203,282,989	$203,282,989	$—	$—
Liabilities
Private Warrant Liability	$3,986,012	$—	$—	$3,986,012

December 31, 2020
Assets
Money Market Account	$3,092,771	$3,092,771	$—	$—
Mutual Funds held in Trust Account	$203,262,660	$203,262,660	$—	$—
Liabilities
Private Warrant Liability	$10,763,361	$—	$—	$10,763,361

The Private Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities were measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

The Company established the initial fair value of the Private Warrants on December 28, 2020, the date of the Company’s Initial Public Offering, and revalued on December 31, 2020 and on December 31, 2021, using a Monte Carlo simulation model. The Warrants were classified as Level 3 at the initial measurement date, on December 31, 2020 and on December 31, 2021 due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation as of December 31, 2021 and December 31, 2020 were as follows:

Inputs	As of December 31, 2021	As of December 31, 2020
Risk-free interest rate	1.30%	0.52%
Expected term remaining (years)	5.50	6.12
Expected volatility	7.6%	24.2%
Stock price	$10.020	$9.625

The change in the fair value of the Private Warrant liability for the period ended December 31, 2021 is summarized as follows:

Fair value as of August 7, 2020	$—
Fair value as of issuance on December 28, 2020	9,631,197
Change in fair value	1,132,164
Fair Value as of December 31, 2020	10,763,361
Change in fair value	(6,575,140)
Fair value as of December 31, 2021	$4,188,221

The Company recognized gains in connection with changes in the fair value of the Private Warrants of $6,575,140 for the year ended December 31, 2021 and losses in connection with changes in the fair value of the Private Warrants of $1,132,164 for the period from August 7, 2020 (inception) through December 31, 2020 within change in fair value of warrant liabilities in the Statements of Operations.